Financial Instruments - Summary of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities at fair value through profit or loss
Derivatives liabilities held for trading	₩ 142,280	₩ 122,896
Derivatives liabilities designated as hedging instruments	13,230
Financial liabilities measured at amortized cost
Trade accounts and notes payable	3,477,678	4,117,798
Borrowings	21,063,657	22,704,998
Financial guarantee liabilities	88,407	108,161
Others	1,865,683	2,007,114
Financial liabilities	₩ 26,650,935	₩ 29,060,967